Financial Instruments - Summary of Impairment Losses on Financial Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 19	$ 63	$ 56
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	8	33	35
Loans and advances at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	11	10	15
Payment cycle receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	5	3	12
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	3	11	(5)
Time deposits [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	(8)	8		[1]
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss on financial assets	$ 0	$ (2)	$ (1)

[1]	Amount less than $1 million